Common Shares (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) director Vote $ / shares shares	Dec. 31, 2017 USD ($) director Vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 22, 2018 shares	May 31, 2018 $ / shares shares	Feb. 28, 2018 shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)		43,918,239	43,918,239		200,000,000	44,746,463
Common stock, par value (in dollars per share) | $ / shares		$ 0.000273235	$ 0.000273235		$ 0.000273235
Common shares or Preferred Shares not designated		11,956,456	18,729,845
Number of shares issued on conversion of convertible preferred shares		22,885,492
Preferred shares designated	0	22,885,492
Preferred stock, shares issued (in shares)	0	22,885,492
Common stock, cash dividends declared | $	$ 0	$ 0	$ 0
Common stock, cash dividends paid | $	0	0	0
Preferred stock, cash dividends declared | $	0	0	0
Preferred stock, cash dividends paid | $	$ 0	$ 0	$ 0
Common Class A and Class B
Nature of the Business and Basis of Presentation
Number of directors entitled to elect | director	1	1
Class A common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)		5,507,938	4,491,921			5,507,938
Common stock, par value (in dollars per share) | $ / shares	$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of shares issued on conversion of convertible preferred shares	5,546,019			5,546,019	5,546,019
Number of votes (per share) | Vote	1	1
Class B common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)		3,568,353	3,568,353			3,568,353
Common stock, par value (in dollars per share) | $ / shares	$ 0.000273235	$ 0.000273235	$ 0.000273235
Number of shares issued on conversion of convertible preferred shares	1,070,502			1,070,502	1,070,502
Number of votes (per share) | Vote	10	10
Convertible ratio to Class A common share	1	1
Convertible ratio to Class B1 common share	1	1
Class A1 common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)		0	0
Number of shares issued on conversion of convertible preferred shares	12,995,954				12,995,954
Number of votes (per share) | Vote	0	0
Convertible ratio to Class A common share	1	1
Class B1 common shares
Nature of the Business and Basis of Presentation
Common share authorized (in shares)		0	0
Number of shares issued on conversion of convertible preferred shares	16,057,618				16,057,618
Number of votes (per share) | Vote	0	0
Convertible ratio to Class A common share	1	1
Convertible ratio to Class B common share	1	1
Convertible Preferred Shares (Series A, B and C)
Nature of the Business and Basis of Presentation
Preferred shares designated	0	22,885,492	17,128,120			35,670,093
Preferred stock, shares issued (in shares)	0	22,885,492	17,128,120
Number of directors entitled to elect | director	2	2